LONG-TERM DEBT AND OTHER DEBTS - Credit Facility (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Presented in long-term debts and other debts of which suppliers has not received payments
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 0	$ 0
Presented in long-term debts and other debts of which suppliers has received payments
Disclosure of detailed information about borrowings [line items]
Carrying amount	5,000,000	0
Credit facility for the supplier payment program (Note 7.6)
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 5,000,000	$ 0